Equity and share capital (Details Textuals 4) (CAD)	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Share capital	Jun. 30, 2011 Share capital	Jul. 26, 2011 Private Placement	Jun. 30, 2012 Private Placement	Jul. 01, 2010 Private Placement	Jun. 30, 2012 Private Placement Share capital	Jun. 30, 2012 Private Placement Warrant Reserve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share issue costs	655,867	1,084,883	655,867	1,028,621	655,867	1,084,883	1,230,964	1,028,621	56,262